April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 2.5%
Corporate — 2.5%
Black Belt Energy Gas District, RB
Series B, 5.00%, 10/01/55	$3,000	$ 3,117,825
Series D, 5.00%, 03/01/55	2,880	3,028,246
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	2,500	2,597,293
Total Municipal Bonds in Alabama		8,743,364
California(a) — 4.7%
Corporate — 4.2%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	14,470	14,881,794
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,765	1,697,566
Total Municipal Bonds in California		16,579,360
Kentucky — 2.2%
Corporate — 2.2%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	7,315	7,653,654
Michigan — 149.7%
County/City/Special District/School District — 40.9%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	1,620	1,674,421
Berkley School District, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	7,475	7,593,231
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,130,251
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,124,593
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,841,162
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,210	4,312,504
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,870,368
Series B, (AGM), 4.13%, 06/01/48	5,325	4,822,778
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	8,652,017
Series I, (Q-SBLF), 5.00%, 05/01/47	2,000	2,057,453
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	261,761
Series I, (Q-SBLF), 4.13%, 05/01/52	600	530,926
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,261,178
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/54	2,000	2,005,177
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,618,704
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	4,150	4,279,385
Gull Lake Community School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/48	4,000	4,037,335
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,511,640
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,555,893
(Q-SBLF), 5.00%, 05/01/49	2,375	2,408,575
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	3,950	3,988,388
Security	Par (000)	Value
County/City/Special District/School District (continued)
Karegnondi Water Authority, Refunding RB (continued)
5.00%, 11/01/45	$3,000	$ 3,006,311
Kentwood Public Schools, GO
Series II, (AGM), 5.00%, 05/01/46	3,000	3,083,267
Series II, (AGM), 5.00%, 05/01/49	5,000	5,098,657
L’Anse Creuse Public Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/49	9,205	9,398,278
Michigan Finance Authority, RB, 2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,304,073
Novi Community School District, GO
Series I, 5.00%, 05/01/44	1,175	1,199,015
Series II, 4.00%, 05/01/43	1,320	1,211,400
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,824,139
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,538,091
Southfield Public Schools, GO
(Q-SBLF), 5.00%, 05/01/49	1,740	1,757,264
(Q-SBLF), 05/01/50(c)	1,250	1,294,138
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,831,860
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	6,409,408
Troy School District, GO, (Q-SBLF), 5.00%, 05/01/52	14,710	15,042,373
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/45	2,300	2,339,044
(Q-SBLF), 5.00%, 05/01/47	1,000	1,025,815
(Q-SBLF), 5.00%, 05/01/49	2,500	2,554,150
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,426,883
(Q-SBLF), 4.50%, 11/01/46	5,250	5,040,949
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,585,581
Williamston Community Schools School District, GO
(Q-SBLF), 5.00%, 05/01/46	1,085	1,123,275
(Q-SBLF), 5.00%, 05/01/51	2,250	2,299,121
		143,930,832
Education — 22.5%
Ferris State University, Refunding RB, Series A, (AGC), 5.00%, 10/01/49	2,000	2,042,524
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,614,415
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	2,500	2,512,076
Michigan Finance Authority, Refunding RB
5.00%, 02/01/33	830	841,403
4.00%, 12/01/33	485	448,476
5.00%, 12/01/36	1,550	1,549,944
5.00%, 12/01/40	2,900	2,815,442
5.00%, 12/01/45	4,400	4,159,297
4.00%, 09/01/50	1,550	1,309,539
Michigan State University, Refunding RB
Series A, 5.25%, 08/15/46	3,200	3,426,126
Series A, 5.00%, 08/15/49	2,500	2,590,336
Series A, 5.25%, 08/15/54	4,525	4,751,017
Series B, 4.00%, 02/15/44	4,000	3,730,799
Series B, 5.00%, 02/15/44	3,820	3,917,916
Series B, 5.00%, 02/15/48	6,160	6,268,132
Series C, 4.00%, 02/15/44	1,725	1,614,493
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,801,604
Series A, (AGM), 5.25%, 10/01/52	1,675	1,721,214
Series C, (AGM), 5.25%, 10/01/48	2,500	2,600,835

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Oakland University, RB, 5.00%, 03/01/47	$3,500	$ 3,417,543
Wayne State University, RB, Series A, 4.00%, 11/15/48	8,385	7,469,538
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	1,815	1,838,167
Series A, (AGM), 5.00%, 11/15/53	5,345	5,413,875
Western Michigan University, Refunding RB
5.00%, 11/15/49	8,435	8,532,941
Series A, (AGC), 11/15/49(c)	2,500	2,610,881
		78,998,533
Health — 18.2%
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/49	2,610	2,618,551
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	647,405
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,000	3,000,892
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	1,000	1,004,389
4.00%, 04/15/42	3,210	2,943,984
5.00%, 12/01/45	8,000	7,973,721
4.00%, 11/15/46	8,500	7,027,975
Series 2, 4.00%, 03/01/51	4,000	3,406,795
Series A, 5.00%, 12/01/42	2,250	2,269,413
Series A, 4.00%, 12/01/49	4,500	3,871,282
Series S, 5.00%, 05/15/38	4,890	4,892,636
Michigan State Hospital Finance Authority, RB(c)
Series A, 08/15/44	2,700	2,769,966
Series A, 08/15/45	2,500	2,560,369
Series A, 08/15/46	2,500	2,553,854
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	13,030	13,177,134
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,485,237
		64,203,603
Housing — 11.3%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,380	2,371,815
Series A, 4.45%, 10/01/34	1,000	1,000,341
Series A, 4.63%, 10/01/39	3,490	3,490,693
Series A, 4.30%, 10/01/40	3,320	3,319,964
Series A, 4.75%, 10/01/44	5,000	4,999,860
Series A, 5.00%, 10/01/48	7,000	7,120,022
Series A, 2.55%, 10/01/51	5,175	3,349,482
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 4.85%, 12/01/45	2,500	2,492,253
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,705	6,107,492
Series D, Sustainability Bonds, 5.50%, 06/01/53	5,195	5,405,326
		39,657,248
State — 23.7%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,000,895
Series F, 5.25%, 10/01/41	8,595	8,604,471
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,149,943
Series I, 4.00%, 10/15/46	3,375	3,027,503
Series I, 5.00%, 10/15/47	6,000	6,142,405
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	14,000	13,143,545
AMT, 5.00%, 12/31/43	15,000	14,999,978
AMT, (AGM), 4.50%, 06/30/48	3,000	2,714,465
Security	Par (000)	Value
State (continued)
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/42	$3,000	$ 3,183,388
4.00%, 11/15/46	2,000	1,827,207
5.00%, 11/15/46	370	384,854
5.25%, 11/15/49	10,000	10,525,614
5.50%, 11/15/49	8,000	8,586,744
Series B, 5.00%, 11/15/45	2,830	2,923,091
		83,214,103
Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,157,899
Series A, Class 1, 4.00%, 06/01/49	3,750	3,197,611
Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	4,956,814
		9,312,324
Transportation — 10.2%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	5,435	5,454,219
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	200	202,730
Series A, 5.00%, 12/01/46	5,000	5,125,824
Series A, (AGM), 5.25%, 12/01/48	3,495	3,703,007
Series D, 5.00%, 12/01/45	4,500	4,501,780
AMT, 5.00%, 12/01/48	5,000	4,925,919
Series B, AMT, 5.00%, 12/01/42	1,000	999,022
Wayne County Airport Authority, Refunding RB
AMT, 5.00%, 12/01/32	2,940	2,979,604
Series F, AMT, 5.00%, 12/01/34	8,000	8,009,216
		35,901,321
Utilities — 20.3%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,008
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,013,484
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,408,827
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,073,964
Series C, Senior Lien, 5.25%, 07/01/48	1,375	1,452,788
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	3,000	3,002,747
Series B, Senior Lien, 5.25%, 07/01/48	10,750	11,358,163
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,118,156
Series A, 5.00%, 07/01/48	19,105	19,312,309
Series A, 5.00%, 07/01/49	6,275	6,496,105
Series A, 5.25%, 07/01/54	2,500	2,627,177
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,472,469
		71,346,197
Total Municipal Bonds in Michigan		526,564,161
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	3,110	3,147,463
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,061	$ 1,116,918
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	525	483,827
Series A-1, Restructured, 5.00%, 07/01/58	850	807,752
Series A-2, Restructured, 4.78%, 07/01/58	103	94,116
Series A-2, Restructured, 4.33%, 07/01/40	277	259,760
Series B-1, Restructured, 4.75%, 07/01/53	451	410,187
Series B-1, Restructured, 5.00%, 07/01/58	7,076	6,724,298
Series B-2, Restructured, 4.78%, 07/01/58	597	547,339
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,068	1,304,131
Total Municipal Bonds in Puerto Rico		11,748,328
Texas — 0.8%
Corporate — 0.8%
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	2,540	2,653,493
Total Long-Term Investments — 164.1% (Cost: $591,532,773)		577,089,823

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(e)(f)	6,356,783	$ 6,357,418
Total Short-Term Securities — 1.8% (Cost: $6,357,204)		6,357,418
Total Investments — 165.9% (Cost: $597,889,977)		583,447,241
Liabilities in Excess of Other Assets — (0.1)%		(213,061)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (65.8)%		(231,567,178)
Net Assets Applicable to Common Shares — 100.0%		$ 351,667,002

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 16,392,727	$ —	$ (10,035,309)(a)	$ 174	$ (174)	$ 6,357,418	6,356,783	$ 224,329	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 577,089,823	$ —	$ 577,089,823
Short-Term Securities
Money Market Funds	6,357,418	—	—	6,357,418
	$6,357,418	$577,089,823	$—	$583,447,241
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments